Income Taxes (Tables) - Flame Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2023
Income Tax [Line Items]
Summary Of Net Deferred Tax Assets
The Company’s net deferred tax assets at December 31, 2023 and 2022, are as follows:

	December 31, 2023	December 31, 2022
Deferred tax asset
Start-up/organization costs	$1,800,897	$1,560,694

Total deferred tax assets	1,800,897	1,560,694
Valuation allowance	(1,800,897)	(1,560,694)

Deferred tax assets, net of allowance	$—	$—

Summary Of Income Tax Provision
The income tax provision for the years ended December 31, 2023 and 2022, consists of the following:

	Years Ended December 31,
	2023	2022
Current
Federal	$914,318	$757,069
State	—	—
Deferred
Federal	(240,203)	(1,210,347)
State	—	—
Change in valuation allowance	240,203	1,210,347

Income tax provision	$914,318	$757,069

Summary Of Reconciliation Of The Federal Income Tax Rate(Benefit) And Effective Tax Rate(Benefit)
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022, is as follow
s:

	Years Ended December 31,
	2023	2022
Income tax at statutory rate	21.0%	21.0%
Change in valuation allowance	(0.8)%	(66.0	) %
Fair value adjustments of warrants and convertible notes	(20.6)%	3.7%
Merger related expenses	(2.4)%	—
Other	(0.1)%	—

Income tax expense	(2.9)%	(41.3)%